Document and Entity Information	9 Months Ended
	Mar. 31, 2012	Apr. 27, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	PARAMOUNT GOLD & SILVER CORP.
Entity Central Index Key	0001342854
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		147,387,288
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2012